REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Feb. 29, 2024
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

3. REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue is earned primarily from two sources: 1) direct sales of goods or services and 2) short-term rentals. Direct sales of goods or services are accounted for under Topic 606, and short-term rentals are accounted for under Topic 842 which was adopted. On March 1, 2019.

As disclosed in the revenue recognition section of Note 2 – Accounting Polices, the Company adopted Topic 606 in accordance with the effective date on March 1, 2018. Note 2 includes disclosures regarding the Company’s method of adoption and the impact on the Company’s financial statements. Revenue is recognized on direct sales of goods or services when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Upon adoption of Topic 842, also referred to above in Note 2, the Company accounts for revenue earned from rental activities where an identified asset is transferred to the customer and the customer has the ability to control that asset for periods greater than one year. To date none of the lease agreements entered into have been for periods longer than one year or greater, and the Company has availed itself of the practical expedient to exclude such leases from ASC 842 accounting and instead has accounted for these leases under ASC 606.

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Device rental activities	$1,626,207	$754,126
Direct sales of goods and services	601,352	577,830
	$2,227,559	$1,331,956